Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 1,933,918	$ 1,701,115	$ 1,492,988
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	1,203,109	1,047,265	893,605
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	501,785	462,803	418,148
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	189,152	145,564	141,316
Africa [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	11,702	15,336	13,726
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	14,282	14,925	11,053
Other (mainly Asia pacific) [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 13,888	$ 15,222	$ 15,140